Employment cost (Details 4) - Employee [Member] - Restricted Stocks [Member]	1 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Aug. 31, 2017 USD ($) Number	Dec. 31, 2017 USD ($) Number	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Disclosure of employment cost [Line Items]
Quantity of shares issued | Number		30,000	149,100
Fair value of shares issued	$ 1,900,000	$ 2,070,000	$ 1,360,000	$ 2,200,000	$ 2,000,000
Performance period	4 years	3,4 and 5 years	3,4 and 5 years
Volatility		36.9%,35.3% and 36.3% [1]	37.2%,36.7% and 39.5% [2]
Risk-free interest rate		1.5%,1.8% and 1.8%	1.4%,1.8% and 1.8%
Dividend yield		1.06%	1.07%
Weighted average share price on grant and valuation date		$ 93,700	$ 94,940

[1]	Weighted average share price for the valuation is calculated taking into account the market price on all grant dates.
[2]	Volatility is based on the three year historical volatility of the company’s shares on each grant date.